                     Microsoft Word 10.0.6612;UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                                    811-08457

Exact name of registrant as specified in charter:                      Delaware Group Foundation Funds

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 Richelle S. Maestro, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               September 30

Date of reporting period:                                              December 31, 2004


ITEM 1.  SCHEDULE OF INVESTMENTS.


Schedule of Investments (Unaudited)


Delaware Income Allocation Portfolio

December 31, 2004

                                                                                                     Number of          Market
                                                                                                     Shares             Value
Affiliated Investment Companies- 91.49%
Equity Funds - 46.11%
Delaware Group Equity Funds II - Delaware Value Fund                                                     549,181         $5,936,644
Delaware Group Equity Funds IV - Delaware Diversified Growth Fund                                        728,132          4,783,829
Delaware Group Equity Funds V - Delaware Small Cap Value Fund                                              8,966            330,121
Delaware Group Global & International Funds - Delaware Emerging Markets Fund                              41,960            623,943
Delaware Group Global & International Funds - Delaware International Value Equity Fund                   117,140          1,976,157
Delaware Pooled Trust - Delaware REIT Fund                                                                    19                408
+Voyageur Mutual Funds III - Delaware Select Growth Fund                                                  26,447            609,610
                                                                                                                         ----------
                                                                                                                         14,260,712
                                                                                                                         ----------
Fixed Income Funds - 45.38%
Delaware Group Government Funds - Delaware American Government Bond Fund                               1,111,401          8,591,126
Delaware Group Income Funds - Delaware Corporate Bond Fund                                               300,584          1,752,406
Delaware Group Income Funds - Delaware High-Yield Opportunities Fund                                     709,588          3,150,572
Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund                      63,802            541,038
                                                                                                                         ----------
                                                                                                                         14,035,142
                                                                                                                         ----------
Total Affiliated Investment Companies (cost $26,319,827)                                                                 28,295,854
                                                                                                                         ==========
                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreement - 8.77%
With BNP Paribas 1.55% 1/3/05
(dated 12/31/04, to be repurchased at $1,474,190,
collateralized by $1,516,000 U.S. Treasury
Bills due 4/28/05, market value $1,504,229)                                                           $1,474,000          1,474,000

With UBS Warburg 1.55% 1/3/05 (dated 12/31/04, to be repurchased at $1,237,160, collateralized by $1,237,000 U.S. Treasury Bills due 4/28/05, market value
$1,227,207 and $34,000
U.S. Treasury Notes 6.75% due 5/15/05, market value $34,661)                                           1,237,000          1,237,000
                                                                                                                         ----------

Total Repurchase Agreements (cost $2,711,000)                                                                             2,711,000
                                                                                                                         ----------
Total Market Value of Securities - 100.26%
(cost $29,030,827)                                                                                                       31,006,854
Liabilities Net of Receivables and Other Assets (See Notes) - (0.26%)                                                       (81,255)
                                                                                                                         ----------
Net Assets Applicable to 3,552,855 Shares Outstanding - 100.00%                                                         $30,925,599
                                                                                                                        ===========

+Non-income producing security for the period ended December 31, 2004.

Summary of Abbreviations
REIT - Real Estate Investment Trust


--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies - The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Foundation Funds - Delaware Income Allocation Portfolio ("the Portfolio").

Security Valuation - The market value of the Portfolios' investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to some funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income includes short-term capital gain distributions received from the Underlying Funds. The Portfolio declares and pays dividends monthly from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments - At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                $29,044,135
                                            ------------
Aggregate unrealized appreciation              1,974,132
Aggregate unrealized depreciation                (11,413)
                                            ------------
Net unrealized appreciation                 $  1,962,719
                                            ============


For federal income tax purposes, at September 30, 2004, capital loss carryforwards of $1,215,163 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $32,119 expires in 2009, $598,197 expires in 2010, $98,581 expires in 2011, and $486,266 expires in 2012.

Schedule of Investments (Unaudited)


DELAWARE BALANCED ALLOCATION PORTFOLIO

December 31, 2004

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
AFFILIATED INVESTMENT COMPANIES- 97.20%
Equity Funds - 68.82%
Delaware Group Equity Funds II - Delaware Value Fund                                                     911,855         $9,857,155
Delaware Group Equity Funds IV - Delaware Diversified Growth Fund                                      1,122,537          7,375,068
Delaware Group Equity Funds V - Delaware Small Cap Value Fund                                             27,147            999,570
Delaware Group Global & International Funds - Delaware Emerging Markets Fund                              84,291          1,253,410
Delaware Group Global & International Funds - Delaware International Value Equity Fund                   205,072          3,459,557
+Voyageur Mutual Funds III - Delaware Select Growth Fund                                                  51,559          1,188,442
                                                                                                                         ----------
                                                                                                                         24,133,202
                                                                                                                         ----------
Fixed Income Funds - 28.38%
Delaware Group Government Funds - Delaware American Government Bond Fund                                 731,122          5,651,574
Delaware Group Income Funds - Delaware Corporate Bond Fund                                               417,740          2,435,427
Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund                     219,904          1,864,785
                                                                                                                          9,951,786
                                                                                                                         ----------
TOTAL AFFILITATED INVESTMENT COMPANIES (COST $29,246,979)                                                                34,084,988
                                                                                                                         ==========
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENT - 2.55%
With BNP Paribas 1.55% 1/3/05
(dated 12/31/04, to be repurchased at $485,763,
collateralized by $499,300 U.S. Treasury
Bills due 4/28/05, market value $495,491)                                                               $485,700            485,700

With UBS Warburg 1.55% 1/3/05 (dated 12/31/04, to be repurchased at $407,353, collateralized by $499,300 U.S. Treasury Bills due 4/28/05, market value
$404,241 and $11,100 U.S. Treasury Notes 6.75% due 5/15/05, market value
$11,417)                                                                                                 407,300            407,300
                                                                                                                         ----------
TOTAL REPURCHASE AGREEMENTS (COST $893,000)                                                                                 893,000
                                                                                                                         ----------


TOTAL MARKET VALUE OF SECURITIES - 99.75%
 (cost $30,139,979)                                                                                                      34,977,988
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.25%                                                          88,118
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 3,742,672 SHARES OUTSTANDING - 100.00%                                                         $35,066,106
                                                                                                                        ===========


+Non-income producing security for the period ended December 31, 2004.


--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES- The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Foundation Funds - Delaware Balanced Allocation Portfolio (the "Portfolio").

SECURITY VALUATION - The market value of the Portfolios' investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income includes short-term capital gain distributions received from the Underlying Funds. The Portfolio declares and pays dividends monthly from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS - At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                $30,160,524
Aggregate unrealized appreciation              4,854,878
Net unrealized appreciation                 $  4,817,464
                                            ------------
Aggregate unrealized depreciation                (37,414)
                                            ============

For federal income tax purposes, at September 30, 2004, capital loss carryforwards of $1,494,984 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,769 expires in 2010, $70,441 expires in 2011, and $1,422,774 expires in 2012.

Schedule of Investments (Unaudited)


DELAWARE GROWTH ALLOCATION PORTFOLIO

December 31, 2004

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
AFFILIATED INVESTMENT COMPANIES- 96.61%
Equity Funds - 87.98%
Delaware Group Equity Funds II - Delaware Value Fund                                                     967,914        $10,463,148
Delaware Group Equity Funds IV - Delaware Diversified Growth Fund                                      1,474,590          9,688,054
Delaware Group Equity Funds V - Delaware Small Cap Value Fund                                             51,946          1,912,642
Delaware Group Global & International Funds - Delaware Emerging Markets Fund                             131,950          1,962,096
Delaware Group Global & International Funds - Delaware International Value Equity Fund                   383,964          6,477,467
+Voyageur Mutual Funds III - Delaware Select Growth Fund                                                 104,408          2,406,613
                                                                                                                        -----------
                                                                                                                         32,910,020
                                                                                                                        -----------
Fixed Income Funds - 8.63%
Delaware Group Government Funds - Delaware American Government Bond Fund                                 240,076          1,855,786
Delaware Group Income Funds - Delaware Corporate Bond Fund                                               196,742          1,147,007
Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund                      26,597            225,546
                                                                                                                        -----------
                                                                                                                          3,228,339
                                                                                                                        -----------
TOTAL AFFILIATED INVESTMENT COMPANIES (COST $30,279,468)                                                                 36,138,359
                                                                                                                        -----------
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENT - 3.23%
With BNP Paribas 1.55% 1/3/05
(dated 12/31/04, to be repurchased at $656,585,
collateralized by $674,800 U.S. Treasury
Bills due 4/28/05, market value $669,718)                                                              $656,500             656,500

With UBS Warburg 1.55% 1/3/05 (dated 12/31/04, to be repurchased at $551,571, collateralized by $501,500 U.S. Treasury Bills due 4/28/05, market value
$546,381 and $15,100 U.S. Treasury Notes 6.75% due 5/15/05, market value
$15,432)                                                                                                550,500             550,500

TOTAL REPURCHASE AGREEMENTS (COST $1,207,000)                                                                             1,207,000
                                                                                                                        -----------

TOTAL MARKET VALUE OF SECURITIES - 99.84%
   (cost $31,486,468)                                                                                                    37,345,359
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.16%                                                          59,281
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 3,926,164 SHARES OUTSTANDING - 100.00%                                                         $37,404,640
                                                                                                                        ===========

+Non-income producing security for the period ended December 31, 2004.


--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES- The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Foundation Fund - Delaware Growth Allocation Portfolio (the "Portfolio").

SECURITY VALUATION - The market value of the Portfolios' investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

FEDERAL INCOME TAXES - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income includes short-term capital gain distributions received from the Underlying Funds. The Portfolio declares and pays dividends monthly from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS - At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Portfolio for federal income tax purposes was as follows:

Aggregate cost of investments                $31,805,762
Aggregate unrealized appreciation              5,539,873
Aggregate unrealized depreciation                   (276)
                                             -----------
Net unrealized appreciation                  $ 5,539,597
                                             ===========

For federal income tax purposes, at September 30, 2004, capital loss carryforwards of $363,460 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $920 expires in 2009, $70 expires in 2010, $210,425 expires in 2011, and $152,045 expires in
2012.

Schedule of Investments (Unaudited)

DELAWARE S&P 500 INDEX FUND

December 31, 2004
                                                                              NUMBER OF          MARKET
                                                                              SHARES             VALUE
COMMON STOCK- 97.08%
Automobiles & Components - 0.79%
Cooper Tire & Rubber                                                                  300        $     6,465
Dana                                                                                  700             12,131
Delphi                                                                              2,176             19,628
Ford Motor                                                                          7,429            108,760
General Motors                                                                      2,324             93,099
+Goodyear Tire & Rubber                                                               600              8,796
Harley-Davidson                                                                     1,160             70,470
Johnson Controls                                                                      806             51,133
Visteon                                                                               527              5,149
                                                                                                 -----------
                                                                                                     375,631
                                                                                                 -----------
Banks - 7.62%
AmSouth Bancorporation                                                              1,393             36,079
Bank of America                                                                    16,518            776,181
BB&T                                                                                2,224             93,519
Comerica                                                                              726             44,301
Compass Bancshares                                                                    500             24,335
Countrywide Financial                                                               2,398             88,750
Fannie Mae                                                                          3,907            278,217
Fifth Third Bancorp                                                                 2,321            109,737
First Horizon National                                                                500             21,555
Freddie Mac                                                                         2,863            211,003
Golden West Financial                                                               1,234             75,792
Huntington Bancshares                                                                 965             23,913
KeyCorp                                                                             1,597             54,138
M & T Bank                                                                            500             53,920
Marshall & Ilsley                                                                     900             39,780
MGIC Investment                                                                       419             28,873
National City                                                                       2,789            104,727
North Fork Bancorporation                                                           1,900             54,815
PNC Financial Services Group                                                        1,113             63,931
Regions Financial                                                                   1,908             67,906
Sovereign Bancorp                                                                   1,500             33,825
Suntrust Banks                                                                      1,473            108,825
Synovus Financial                                                                   1,364             38,983
U.S. Bancorp                                                                        7,611            238,377
Wachovia                                                                            6,573            345,740
Washington Mutual                                                                   3,597            152,081
Wells Fargo                                                                         6,955            432,253
Zions Bancorp                                                                         373             25,375
                                                                                                 -----------
                                                                                                   3,626,931
                                                                                                 -----------


                                                                              NUMBER OF          MARKET
                                                                              SHARES             VALUE
Capital Goods - 8.72%
3M                                                                                  3,144        $   258,028
American Power Conversion                                                             733             15,686
+American Standard                                                                    900             37,188
Boeing                                                                              3,382            175,086
Caterpillar                                                                         1,411            137,587
Cooper Industries                                                                     376             25,527
Cummins                                                                               200             16,758
Danaher                                                                             1,244             71,418
Deere & Co.                                                                           998             74,251
Dover                                                                                 895             37,536
Eaton                                                                                 584             42,258
Emerson Electric                                                                    1,668            116,927
Fluor                                                                                 356             19,406
General Dynamics                                                                      795             83,157
General Electric                                                                   43,248          1,578,551
Goodrich (B.F.)                                                                       504             16,451
Grainger (W.W.)                                                                       380             25,316
Honeywell International                                                             3,519            124,608
Illinois Tool Works                                                                 1,209            112,050
Ingersoll-Rand Class A                                                                689             55,327
ITT Industries                                                                        408             34,456
L-3 Communications                                                                    500             36,620
Lockheed Martin                                                                     1,823            101,268
Masco                                                                               1,760             64,293
+Navistar International                                                               310             13,634
Northrop Grumman                                                                    1,522             82,736
PACCAR                                                                                703             56,577
Pall                                                                                  497             14,388
Parker Hannifin                                                                       441             33,401
+Power-One                                                                            274              2,444
Raytheon                                                                            1,879             72,962
Rockwell Automation                                                                   780             38,649
Rockwell Collins                                                                      780             30,763
Textron                                                                               522             38,524
Tyco International                                                                  8,184            292,496
United Technologies                                                                 2,094            216,415
                                                                                                 -----------
                                                                                                   4,152,742
                                                                                                 -----------
Commercial Services & Supplies - 0.97%
+Allied Waste Industries                                                            1,500             13,920
+Apollo Group Class A                                                                 700             56,497
Avery Dennison                                                                        411             24,648
Block (H&R)                                                                           734             35,966
Cendant                                                                             4,302            100,581
Cintas                                                                                700             30,702
Donnelley & Sons                                                                      847             29,891
Equifax                                                                               500             14,050
+Monster Worldwide                                                                    500             16,820
Pitney Bowes                                                                          944             43,688
Robert Half International                                                             800             23,544
Waste Management                                                                    2,363             70,748
                                                                                                 -----------
                                                                                                     461,055
                                                                                                 -----------


                                                                              NUMBER OF          MARKET
                                                                              SHARES             VALUE
Consumer Durables & Apparel - 1.21%
Black & Decker                                                                        339        $    29,944
Brunswick                                                                             400             19,800
Centex                                                                                550             32,769
+Coach                                                                                800             45,120
Eastman Kodak                                                                       1,165             37,571
Fortune Brands                                                                        552             42,603
Hasbro                                                                                800             15,504
Jones Apparel Group                                                                   500             18,285
KB HOME                                                                               200             20,880
Leggett & Platt                                                                       800             22,744
Liz Claiborne                                                                         412             17,391
Mattel                                                                              1,765             34,400
Maytag                                                                                296              6,246
Newell Rubbermaid                                                                   1,039             25,133
NIKE Class B                                                                        1,051             95,315
Pulte Homes                                                                           500             31,900
Reebok International                                                                  300             13,200
Snap-on                                                                               257              8,831
Stanley Works                                                                         299             14,648
VF                                                                                    435             24,090
Whirlpool                                                                             308             21,317
                                                                                                 -----------
                                                                                                     577,691
                                                                                                 -----------
Diversified Financials - 7.74%
American Express                                                                    5,118            288,502
Bank of New York                                                                    3,099            103,569
Bear Stearns                                                                          409             41,845
Capital One Financial                                                               1,021             85,978
CIT Group                                                                             900             41,238
Citigroup                                                                          21,229          1,022,812
+E Trade Financial                                                                  1,500             22,425
Federated Investors Class B                                                           500             15,200
Franklin Resources                                                                    983             68,466
Goldman Sachs Group                                                                 2,000            208,080
Janus Capital Group                                                                   879             14,776
J.P. Morgan Chase                                                                  14,571            568,414
Lehman Brothers Holdings                                                            1,064             93,079
MBNA                                                                                5,220            147,152
Mellon Financial                                                                    1,805             56,154
Merrill Lynch                                                                       3,843            229,696
Moody's                                                                               566             49,157
Morgan Stanley                                                                      4,493            249,451
Northern Trust                                                                        865             42,022
Principal Financial Group                                                           1,300             53,222
+Providian Financial                                                                1,353             22,284
Schwab (Charles)                                                                    5,492             65,684
SLM                                                                                 1,740             92,899
State Street                                                                        1,373             67,442
T. Rowe Price Group                                                                   564             35,081
                                                                                                 -----------
                                                                                                   3,684,628
                                                                                                 -----------


                                                                              NUMBER OF          MARKET
                                                                              SHARES             VALUE
Energy - 6.92%
Amerada Hess                                                                          360        $    29,657
Anadarko Petroleum                                                                  1,052             68,180
Apache                                                                              1,362             68,876
Ashland                                                                               306             17,864
Baker Hughes                                                                        1,393             59,439
BJ Services                                                                           700             32,578
Burlington Resources                                                                1,552             67,512
ChevronTexaco                                                                       8,672            455,367
ConocoPhillips                                                                      2,795            242,690
Devon Energy                                                                        1,966             76,517
El Paso                                                                             2,522             26,229
EOG Resources                                                                         443             31,612
Exxon Mobil                                                                        26,378          1,352,137
Halliburton                                                                         1,765             69,259
Kerr-McGee                                                                            594             34,327
Kinder Morgan                                                                         501             36,638
Marathon Oil                                                                        1,398             52,579
+Nabors Industries                                                                    574             29,440
+Noble                                                                                597             29,695
Occidental Petroleum                                                                1,653             96,469
+Rowan                                                                                440             11,396
Schlumberger Limited                                                                2,395            160,345
Sunoco                                                                                300             24,513
+Transocean                                                                         1,348             57,142
Unocal                                                                              1,016             43,932
Valero Energy                                                                       1,100             49,940
Williams                                                                            2,222             36,196
XTO Energy                                                                          1,000             35,380
                                                                                                 -----------
                                                                                                   3,295,909
                                                                                                 -----------
Food & Staples Retailing - 3.13%
Albertson's                                                                         1,492             35,629
Costco Wholesale                                                                    1,925             93,189
CVS                                                                                 1,673             75,402
+Kroger                                                                             2,955             51,831
+Safeway                                                                            1,798             35,493
Supervalu                                                                             606             20,919
Sysco                                                                               2,644            100,921
Wal-Mart Stores                                                                    17,342            916,005
Walgreen                                                                            4,131            158,506
                                                                                                 -----------
                                                                                                   1,487,895
                                                                                                 -----------
Food, Beverage & Tobacco - 4.68%
Altria Group                                                                        8,410            513,850
Anheuser-Busch                                                                      3,283            166,547
Archer-Daniels-Midland                                                              2,641             58,921
Brown-Forman Class B                                                                  480             23,366
Campbell Soup                                                                       1,621             48,452
Coca-Cola                                                                           9,907            412,428
Coca-Cola Enterprises                                                               1,903             39,678
ConAgra Foods                                                                       2,148             63,259
Coors (Adolph) Class B                                                                 94              7,113
General Mills                                                                       1,498             74,466
Heinz (H.J.)                                                                        1,423             55,483
Hershey Foods                                                                       1,014             56,318
Kellogg                                                                             1,699             75,877
McCormick & Company                                                                   600             23,160
Pepsi Bottling Group                                                                1,060             28,662
PepsiCo                                                                             6,932            361,850
Reynolds American                                                                     600             47,160
Sara Lee                                                                            3,234             78,069
UST                                                                                   675             32,474
Wrigley (W.M.) Jr                                                                     876             60,610
                                                                                                 -----------
                                                                                                   2,227,743
                                                                                                 -----------


                                                                              NUMBER OF          MARKET
                                                                              SHARES             VALUE
Healthcare Equipment & Services - 4.37%
Aetna                                                                                 645        $    80,464
AmerisourceBergen Class A                                                             448             26,289
Bard (C.R.)                                                                           402             25,720
Bausch & Lomb                                                                         232             14,955
Baxter International                                                                2,464             85,107
Becton Dickinson                                                                    1,003             56,970
Biomet                                                                              1,059             45,950
+Boston Scientific                                                                  3,410            121,226
Cardinal Health                                                                     1,763            102,518
+Caremark Rx                                                                        1,887             74,404
Cigna                                                                                 546             44,537
+Express Scripts Class A                                                              300             22,932
+Fisher Scientific International                                                      500             31,190
Guidant                                                                             1,314             94,739
HCA                                                                                 1,709             68,292
Health Management Associates Class A                                                1,000             22,720
+Hospira                                                                              683             22,881
+Humana                                                                               600             17,814
IMS Health                                                                          1,167             27,086
+Laboratory Corporation of America Holdings                                           600             29,892
Manor Care                                                                            400             14,172
McKesson HBOC                                                                       1,248             39,262
+Medco Health Solutions                                                             1,095             45,552
Medtronic                                                                           4,899            243,332
+Millipore                                                                            237             11,805
PerkinElmer                                                                           499             11,223
Quest Diagnostics                                                                     400             38,220
+St. Jude Medical                                                                   1,464             61,386
Stryker                                                                             1,656             79,902
+Tenet Healthcare                                                                   2,032             22,311
+Thermo Electron                                                                      599             18,084
UnitedHealth Group                                                                  2,690            236,800
+Waters                                                                               500             23,395
+Wellpoint Health Networks                                                          1,244            143,060
+Zimmer Holdings                                                                      972             77,877
                                                                                                 -----------
                                                                                                   2,082,067
                                                                                                 -----------
Hotels, Restaurants & Leisure - 1.55%
Carnival                                                                            2,602            149,953
Darden Restaurants                                                                    600             16,644
Harrah's Entertainment                                                                447             29,900
Hilton Hotels                                                                       1,709             38,863
International Game Technology                                                       1,400             48,132
Marriott International Class A                                                        912             57,438
McDonald's                                                                          5,114            163,954
+Starbucks                                                                          1,666            103,892
Starwood Hotels & Resorts Worldwide                                                   900             52,560
Wendy's International                                                                 540             21,200
Yum Brands                                                                          1,166             55,012
                                                                                                 -----------
                                                                                                     737,548
                                                                                                 -----------


                                                                              NUMBER OF          MARKET
                                                                              SHARES             VALUE
Household & Personal Products - 2.36%
Alberto-Culver Class B                                                                353        $    17,145
Avon Products                                                                       1,914             74,072
Clorox                                                                                603             35,535
Colgate-Palmolive                                                                   2,159            110,454
Gillette                                                                            4,105            183,822
Kimberly-Clark                                                                      1,994            131,225
Procter & Gamble                                                                   10,366            570,960
                                                                                                 -----------
                                                                                                   1,123,213
                                                                                                 -----------
Insurance - 4.16%
ACE Limited                                                                         1,200             51,300
AFLAC                                                                               2,088             83,186
Allstate                                                                            2,857            147,763
AMBAC Financial Group                                                                 471             38,683
American International Group                                                       10,685            701,683
Aon                                                                                 1,383             32,998
Chubb                                                                                 816             62,750
Cincinnati Financial                                                                  729             32,266
Hartford Financial Services                                                         1,209             83,796
Jefferson-Pilot                                                                       550             28,578
**Lincoln National                                                                    748             34,917
Loews                                                                                 775             54,483
Marsh & McLennan                                                                    2,132             70,143
MBIA                                                                                  532             33,665
MetLife                                                                             3,000            121,530
Progressive                                                                           777             65,921
Prudential Financial                                                                2,100            115,416
SAFECO                                                                                495             25,859
St. Paul Travelers                                                                  2,755            102,128
Torchmark                                                                             469             26,799
UnumProvident                                                                       1,128             20,236
XL Capital Limited Class A                                                            600             46,590
                                                                                                 -----------
                                                                                                   1,980,690
                                                                                                 -----------
Materials - 3.01%
Air Products & Chemicals                                                              884             51,245
Alcoa                                                                               3,481            109,373
Allegheny Technologies                                                                400              8,668
Ball                                                                                  508             22,342
Bemis                                                                                 470             13,672
Dow Chemical                                                                        3,823            189,277
duPont (E.I.) deNemours                                                             4,105            201,351
Eastman Chemical                                                                      346             19,975
Ecolab                                                                              1,014             35,622
Engelhard                                                                             508             15,580
Freeport-McMoRan Copper & Gold Class B                                                700             26,761
Georgia-Pacific                                                                     1,097             41,116
Great Lakes Chemical                                                                  300              8,547
+Hercules                                                                             500              7,425
International Flavors & Fragrances                                                    400             17,136
International Paper                                                                 1,936             81,312
Louisiana-Pacific                                                                     400             10,696
MeadWestvaco                                                                          751             25,451
Monsanto                                                                            1,123             62,383
Newmont Mining                                                                      1,840             81,714
Nucor                                                                                 660             34,544
+Pactiv                                                                               700             17,703
Phelps Dodge                                                                          332             32,841
PPG Industries                                                                        699             47,644
Praxair                                                                             1,352             59,691
Rohm & Haas                                                                           968             42,815
+Sealed Air                                                                           393             20,935
Sigma-Aldrich                                                                         265             16,022
Temple-Inland                                                                         273             18,673
United States Steel                                                                   500             25,625
Vulcan Materials                                                                      399             21,789
Weyerhaeuser                                                                          945             63,523
                                                                                                 -----------
                                                                                                   1,431,451
                                                                                                 -----------


                                                                              NUMBER OF          MARKET
                                                                              SHARES             VALUE
Media - 3.85%
Clear Channel Communications                                                        2,350        $    78,702
+Comcast Class A                                                                    9,091            302,547
Disney (Walt)                                                                       8,316            231,185
Dow Jones                                                                             403             17,353
Gannett                                                                             1,027             83,906
+InterPublic Group                                                                  1,608             21,547
Knight-Ridder                                                                         357             23,898
McGraw-Hill                                                                           775             70,944
Meredith                                                                              200             10,840
New York Times Class A                                                                571             23,297
News Corporation Class A ADR                                                       10,600            197,796
Omnicom Group                                                                         754             63,577
+Time Warner                                                                       18,629            362,147
Tribune                                                                             1,292             54,445
+Univision Communications Class A                                                   1,244             36,412
Viacom Class B                                                                      7,022            255,531
                                                                                                 -----------
                                                                                                   1,834,127
                                                                                                 -----------
Pharmaceuticals & Biotechnology - 7.92%
Abbott Laboratories                                                                 6,330            295,295
Allergan                                                                              490             39,724
+Amgen                                                                              5,171            331,720
Applera-Applied Biosystems Group                                                      938             19,614
+Biogen Idec                                                                        1,396             92,988
Bristol-Myers Squibb                                                                7,910            202,654
+Chiron                                                                               762             25,397
+Forest Laboratories                                                                1,538             68,995
+Genzyme                                                                              900             52,263
+Gilead Sciences                                                                    1,700             59,483
Johnson & Johnson                                                                  12,116            768,396
+King Pharmaceuticals                                                               1,074             13,318
Lilly (Eli)                                                                         4,626            262,526
+Medimmune                                                                          1,121             30,390
Merck                                                                               8,986            288,810
Mylan Laboratories                                                                  1,000             17,680
Pfizer                                                                             30,795            828,077
Schering-Plough                                                                     6,001            125,301
+Watson Pharmaceuticals                                                               514             16,864
Wyeth                                                                               5,393            229,688
                                                                                                 -----------
                                                                                                   3,769,183
                                                                                                 -----------
Real Estate  - 0.55%
Apartment Investment & Management Class A                                             400             15,416
Archstone-Smith Trust                                                                 800             30,640
Equity Office Properties Trust                                                      1,600             46,592
Equity Residential                                                                  1,200             43,416
Plum Creek Timber                                                                     800             30,752
ProLogis                                                                              800             34,664
Simon Property Group                                                                  900             58,203
                                                                                                 -----------
                                                                                                     259,683
                                                                                                 -----------
Retail - 4.18%
+AutoNation                                                                         1,200             23,052
+AutoZone                                                                             332             30,315
+Bed Bath & Beyond                                                                  1,168             46,521
Best Buy                                                                            1,295             76,949
+Big Lots                                                                             500              6,065
Circuit City Stores                                                                   956             14,952
Dillard's Class A                                                                     400             10,748
Dollar General                                                                      1,441             29,930
+eBay                                                                               2,700            313,955
Family Dollar Stores                                                                  700             21,861
Federated Department Stores                                                           698             40,337
Gap                                                                                 3,659             77,278
Genuine Parts                                                                         709             31,239
Home Depot                                                                          9,006            384,915
+Kohl's                                                                             1,392             68,445
Limited Brands                                                                      1,648             37,937
Lowe's                                                                              3,200            184,288
May Department Stores                                                               1,194             35,104
Nordstrom                                                                             600             28,038
+Office Depot                                                                       1,224             21,249
OfficeMax                                                                             454             14,247
Penney (J.C.)                                                                       1,200             49,680
RadioShack                                                                            660             21,701
Sears, Roebuck                                                                        880             44,906
Sherwin-Williams                                                                      600             26,778
Staples                                                                             2,041             68,802
Target                                                                              3,688            191,518
Tiffany & Co                                                                          536             17,136
TJX                                                                                 1,956             49,154
+Toys R Us                                                                            997             20,409
                                                                                                 -----------
                                                                                                   1,987,509
                                                                                                 -----------


                                                                              NUMBER OF          MARKET
                                                                              SHARES             VALUE
Semiconductors & Semiconductor Equipment - 2.97%
+Advanced Micro Devices                                                             1,610        $    35,452
+Altera                                                                             1,456             30,139
Analog Devices                                                                      1,560             57,595
+Applied Materials                                                                  6,862            117,340
+Applied Micro Circuits                                                             1,900              7,999
+Broadcom Class A                                                                   1,375             44,385
+Freescale Semiconductor Class B                                                    1,556             28,568
Intel                                                                              25,862            604,912
+KLA-Tencor                                                                           846             39,407
Linear Technology                                                                   1,251             48,489
+LSI Logic                                                                          1,775              9,727
Maxim Integrated Products                                                           1,267             53,708
+Micron Technology                                                                  2,665             32,913
National Semiconductor                                                              1,426             25,597
+Novellus Systems                                                                     620             17,292
+Nvidia                                                                               800             18,848
+PMC-Sierra                                                                           800              9,000
+Teradyne                                                                             913             15,585
Texas Instruments                                                                   7,070            174,063
Xilinx                                                                              1,494             44,297
                                                                                                 -----------
                                                                                                   1,415,316
                                                                                                 -----------
Software & Services - 5.70%
Adobe Systems                                                                       1,008             63,242
+Affiliated Computer Services Class A                                                 500             30,095
Autodesk                                                                              976             37,039
Automatic Data Processing                                                           2,359            104,622
+BMC Software                                                                       1,000             18,600
+Citrix Systems                                                                       644             15,797
Computer Associates International                                                   2,323             72,152
+Computer Sciences                                                                    799             45,040
+Compuware                                                                          1,607             10,397
+Convergys                                                                            743             11,138
+Electronic Arts                                                                    1,200             74,016
Electronic Data Systems                                                             2,040             47,124
First Data                                                                          3,416            145,317
+Fiserv                                                                               805             32,353
+Intuit                                                                               800             35,208
+Mercury Interactive                                                                  343             15,624
Microsoft                                                                          44,484          1,188,167
+Novell                                                                             1,564             10,557
+Oracle                                                                            21,025            288,462
+Parametric Technology                                                              1,200              7,068
Paychex                                                                             1,500             51,120
SABRE Holdings Class A                                                                593             13,141
+Siebel Systems                                                                     2,339             24,560
+SunGard Data Systems                                                               1,200             33,996
+Symantec                                                                           2,500             64,400
+Unisys                                                                             1,400             14,252
+Veritas Software                                                                   1,705             48,678
+Yahoo                                                                              5,648            212,817
                                                                                                 -----------
                                                                                                   2,714,982
                                                                                                 -----------


                                                                              NUMBER OF          MARKET
                                                                              SHARES             VALUE
Technology Hardware & Equipment - 6.92%
+ADC Telecommunications                                                             3,150        $     8,442
+Agilent Technologies                                                               2,085             50,249
+Andrew                                                                               756             10,304
+Apple Computer                                                                     1,615            104,006
+Avaya                                                                              1,919             33,007
+CIENA                                                                              2,100              7,014
+Cisco Systems                                                                     26,953            520,193
+Comverse Technology                                                                  912             22,298
+Corning                                                                            5,573             65,594
+Dell                                                                              10,185            429,196
+EMC                                                                                9,776            145,369
+Gateway                                                                            1,606              9,652
Hewlett-Packard                                                                    12,427            260,594
International Business Machines                                                     6,794            669,753
+Jabil Circuit                                                                        800             20,464
+JDS Uniphase                                                                       5,572             17,663
+Lexmark International Class A                                                        483             41,055
+Lucent Technologies                                                               17,379             65,345
Molex                                                                                 779             23,370
Motorola                                                                            9,968            171,450
+NCR                                                                                  386             26,723
+Network Appliance                                                                  1,504             49,963
+QLogic                                                                               448             16,455
QUALCOMM                                                                            6,710            284,504
+Sanmina-SCI                                                                        1,981             16,779
Scientific-Atlanta                                                                    702             23,173
+Solectron                                                                          3,758             20,030
+Sun Microsystems                                                                  13,369             71,925
Symbol Technologies                                                                 1,100             19,030
Tektronix                                                                             356             10,755
+Tellabs                                                                            1,978             16,991
+Xerox                                                                              3,711             63,124
                                                                                                 -----------
                                                                                                   3,294,470
                                                                                                 -----------
Telecommunication Services - 3.15%
ALLTEL                                                                              1,222             71,805
AT&T                                                                                3,199             60,973
BellSouth                                                                           7,420            206,202
CenturyTel                                                                            622             22,062
Citizens Communications                                                             1,400             19,306
+NEXTEL Communications Class A                                                      4,536            136,080
+Qwest Communications International                                                 7,151             31,750
SBC Communications                                                                 13,474            347,225
Sprint Fon Group                                                                    5,923            147,187
Verizon Communications                                                             11,310            458,168
                                                                                                 -----------
                                                                                                   1,500,758
                                                                                                 -----------
Transportation - 1.73%
Burlington Northern Santa Fe                                                        1,550             73,331
CSX                                                                                   935             37,475
+Delta Air Lines                                                                      862              6,448
FedEx                                                                               1,204            118,582
Norfolk Southern                                                                    1,633             59,098
Ryder System                                                                          300             14,331
Southwest Airlines                                                                  3,104             50,533
Union Pacific                                                                       1,032             69,402
United Parcel Service Class B                                                       4,600            393,115
                                                                                                 -----------
                                                                                                     822,315
                                                                                                 -----------


                                                                              NUMBER OF          MARKET
                                                                              SHARES             VALUE
Utilities - 2.88%
+AES                                                                                2,767        $    37,825
+Allegheny Energy                                                                     573             11,294
Ameren                                                                                806             40,413
American Electric Power                                                             1,543             52,987
+Calpine                                                                            2,581             10,169
CenterPoint Energy                                                                  1,489             16,826
CINergy                                                                               800             33,304
+CMS Energy                                                                           700              7,315
Consolidated Edison                                                                 1,052             46,025
Constellation Energy                                                                  766             33,482
Dominion Resources                                                                  1,340             90,771
DTE Energy                                                                            685             29,544
Duke Energy                                                                         3,808             96,456
+Dynegy                                                                             1,660              7,669
Edison International                                                                1,420             45,483
Entergy                                                                               957             64,684
Exelon                                                                              2,710            119,429
FirstEnergy                                                                         1,347             53,220
FPL Group                                                                             724             54,119
KeySpan                                                                               643             25,366
NICOR                                                                                 235              8,681
NiSource                                                                            1,115             25,400
Peoples Energy                                                                        200              8,790
+PG&E                                                                               1,722             57,308
Pinnacle West Capital                                                                 397             17,631
PPL                                                                                   732             39,001
Progress Energy                                                                     1,040             47,050
Public Service Enterprise Group                                                       932             48,250
Sempra Energy                                                                         900             33,012
Southern                                                                            3,008            100,827
TECO Energy                                                                           900             13,806
TXU                                                                                   964             62,236
Xcel Energy                                                                         1,718             31,268
                                                                                                   1,369,641
                                                                                                 -----------
TOTAL COMMON STOCK (COST $38,507,549)                                                             46,213,178
                                                                                                 -----------


                                                                              PRINCIPAL
                                                                              AMOUNT
U.S. TREASURY OBLIGATIONS- 0.36%
^*U.S. Treasury Bill 2.228% 3/10/05                                              $173,000            172,343
                                                                                                 -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $172,286)                                                      172,343
                                                                                                 -----------

REPURCHASE AGREEMENTS- 4.29%
With BNP Paribas 1.55% 1/3/05
(dated 12/31/04, to be repurchased at $1,110,143,
collateralized by $1,141,000 U.S. Treasury
Bills due 4/28/05, market value $1,132,472)                                     1,110,000          1,110,000

With UBS Warburg 1.55% 1/3/05 (dated 12/31/04, to be repurchased at $931,12 collateralized by $931,000 U.S. Treasury Bills due 4/28/05, market value
$923,914 and $25,000 U.S. Treasury Notes 6.75% due 5/15/05, market value
$26,095)                                                                         931,000             931,000
                                                                                                 -----------

TOTAL REPURCHASE AGREEMENTS (COST $2,041,000)                                                      2,041,000
                                                                                                 -----------


TOTAL MARKET VALUE OF SECURITIES - 101.73%
   (cost $40,720,835)                                                                             48,426,521

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (1.73%)                               (823,628)
                                                                                                 -----------

NET ASSETS APPLICABLE TO 6,723,304 SHARES OUTSTANDING - 100.00%                                  $47,602,893
                                                                                                 ===========

+  Non-income producing security for the period ended December 31, 2004.
* Pledged as collateral for futures contracts. The interest rate shown is the yield at the time of purchase.
** Lincoln National Corporation is the indirect parent of the Fund's investment advisor, Delaware Management Company, a series of Delaware Management Business Trust.
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts



                                                  AGGREGATE           MARKET               UNREALIZED
FUTURES          EXPIRATION      CONTRACTS       FACE VALUE           VALUE               APPRECIATION
-------------------------------------------------------------------------------------------------------
S&P Index        3/31/05            38           $2,284,818        $2,306,125              $21,307




NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Foundation Funds - Delaware S&P 500 Index Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges or among dealers, news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expense and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net asset of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                $42,758,292
Aggregate unrealized appreciation              8,928,681
Aggregate unrealized depreciation             (1,219,452)
                                             -----------
Net unrealized appreciation                  $ 7,709,229
                                             ===========

For federal income tax purposes, at September 30, 2004, capital loss carryforwards of $1,191,383 may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2011.

3.  FUTURES CONTRACTS
The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Foundation Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
----------------------------------
By:  Jude T. Driscoll
Title:  Chairman
Date:  February 24, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Foundation Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Michael P. Bishof
-------------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date: February 24, 2005

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Delaware Group Foundation Funds


JUDE T. DRISCOLL
-------------------------------------
By:  Jude T. Driscoll
Title:  Chairman
Date:  February 24, 2005



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
-------------------------------------
By:  Jude T. Driscoll
Title:  Chairman
Date:  February 24, 2005


MICHAEL P. BISHOF
-------------------------------------
By:  Michael P. Bishof
Title:  Chief Financial Officer
Date:  February 24, 2005